SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS [Text Block]
16.	SUBSEQUENT EVENT

In March 2020, the World Health Organization declared a global pandemic related to the virus known as COVID-19. The expected impacts on global commerce are anticipated to be far reaching. To date there have been significant stock market declines and the movement of people and goods has become restricted.

As the Company does not have production activities, the ability to fund ongoing exploration is affected by the availability of financing. Due to market uncertainty the Company may be restricted in its ability to raise additional funding.

The impact of these factors on the Company is not yet determinable; however, they may have a material impact on the Company’s financial position, results of operations and cash flows in future periods. In particular, there may be heightened risk of mineral property impairment or going concern uncertainty.

As required by IFRS, these subsequent conditions have not been reflected in the measurement of our mineral properties as at December 31, 2019.